Cash, cash equivalents and restricted cash - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash, Cash Equivalents And Restricted Cash [Line Items]
Additions to right-of-use assets		$ 73,528	$ 686,580
Increase (decrease) through financing cash flows, liabilities arising from financing activities	$ 1,971,555	1,544,113	4,781,465
Increase for new lease liabilities		635,956	1,144,662
Gross carrying amount
Cash, Cash Equivalents And Restricted Cash [Line Items]
Additions to right-of-use assets	$ 0	$ 635,956	$ 1,144,662